Contingent liabilities and legal proceedings - Other cases in the Group (Details) € in Millions, $ in Millions					1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 09, 2015 EUR (€)	Jun. 08, 2015 EUR (€)	Apr. 15, 2015 USD ($)	Dec. 31, 2013 EUR (€) director claim	Jul. 31, 2016 EUR (€)	Aug. 31, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Sep. 30, 2018 EUR (€) site	Mar. 31, 2010 EUR (€)
Patent litigation, Spain
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner								€ 500.0
Dominant position allegations, British Telecom in Italy
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner									€ 280.0
Amount of damages awarded value						€ 12.0
Dominant position allegations, British Telecom in Italy | Minimum
Disclosure of contingent liabilities [line items]
Amount of damages as per expert report							€ 8.0		10.0
Dominant position allegations, British Telecom in Italy | Maximum
Disclosure of contingent liabilities [line items]
Amount of damages as per expert report							€ 11.0		€ 25.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner		€ 101.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy | Minimum
Disclosure of contingent liabilities [line items]
Amount of damages as per expert report	€ 0.0
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy | Maximum
Disclosure of contingent liabilities [line items]
Amount of damages as per expert report	€ 9.0
Dominant position and wrongful termination of franchise arrangement by Papistas, Greece
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner				€ 285.5
Number of claims filed | claim				3
Amount of compensation sought by petitioner from directors				€ 1,000.0
Number of former directors in allegations | director				2
Faith and Infringement allegations by GHI, South Africa
Disclosure of contingent liabilities [line items]
Amount of compensation sought by petitioner | $			$ 1,160
Number of sites rolled out | site								3
Revised amount of compensation sought by petitioner					€ 256.0